Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings
Borrowings

22.Borrowings

Borrowings comprised the following:

	2024	2023
	$’000	$'000
Non-current
Senior Notes	2,164,209	1,930,457
Debentures and bank term loans(a)	1,055,006	1,126,239
	3,219,215	3,056,696

Current
Senior Notes	19,326	26,912
Debentures and bank term loans(a)	102,552	107,110
Bank overdraft	—	675
Letters of credit	6,856	319,454
	128,734	454,151

Total borrowings	3,347,949	3,510,847
(a)	The above amounts are shown net of pledged deposits as security (2024: Current $12.1 million, Non-current $23.4 million and 2023: $nil)

Reconciliation of cash and non-cash changes is as follows:

	2024	2023
	$’000	$’000

At January 1	3,510,847	3,344,402
Interest expense (note 11)	359,965	362,381
Interest paid	(326,984)	(299,029)
Proceeds received from issuance of borrowings (net of transaction costs)	2,209,050	985,992
Repayment of borrowings	(2,149,307)	(689,940)
Bank overdraft	(675)	612
Other transaction costs	(10,558)	(19,441)
Disposal of subsidiary	(53,065)	—
Exchange differences	(191,324)	(174,130)
At December 31	3,347,949	3,510,847

22.1Analysis of borrowings

Borrowings comprised the following:

	Principal
	amount					Carrying amount
	December 31,		Issue	Maturity		December 31,	December 31,
	2024	Currency	date	date	Interest rate	2024	2023
						$’000	$’000
Senior Notes
IHS Holding Limited	200.0M	USD	Nov'21	Nov'26	5.625%	200,777	498,920
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.250%	499,422	498,635
IHS Holding Limited	550.0M	USD	Nov'24	May'30	7.875%	545,440	—
IHS Holding Limited	650.0M	USD	Nov'24	Nov'31	8.250%	644,180	—
IHS Netherlands Holdco B.V.	286.0M	USD	Sep'19	Sep'27	8.000%	293,716	959,814

Debentures
IHS Brasil - Cessão de Infraestruturas S.A.	1.2B	BRL	Sep'23	Aug'31	3.10% + CDI	177,635	252,341
IHS Brasil - Cessão de Infraestruturas S.A.	300.0M	BRL	Jun'24	Jun'32	2.80% + CDI	43,959	—
I-Systems Soluções de Infraestrutura S.A.	160.0M	BRL	Jun'24	May'32	2.10% + CDI	24,291	—

Bank Term Loans
IHS Côte d’Ivoire S.A.	—	XOF	Jun'22	Jun'24	5.00%	—	6,570
IHS Côte d’Ivoire S.A.	—	EUR	Jun'22	Jun'24	3.00% + 3M EURIBOR	—	4,841
IHS Côte d’Ivoire S.A.	9.4B	XOF	Dec'23	Dec'28	6.50%	14,378	—
IHS Côte d’Ivoire S.A.	74.1M	EUR	Dec'23	Dec'28	3.50% + 3M EURIBOR	75,473	—
IHS Holding Limited	—	USD	Oct'22	Oct'25	3.75% + CAS + 3M SOFR	—	370,935
IHS Holding Limited	255.0M	USD	Oct'24	Oct'29	4.50% + 3M SOFR	256,640	—
IHS Holding Limited	3.2B	ZAR	Oct'24	Oct'29	4.50% + 3M JIBAR	175,230	—
IHS Kuwait Limited	—	KWD	Apr'20	Apr'29	2.00% + CBK Discount Rate	—	61,354
IHS Towers South Africa Proprietary Limited	3.3B	ZAR	May'22	May'29	2.75% + 3M JIBAR	174,776	185,404
IHS Zambia Limited	61.8M	USD	Dec'20	Dec'27	5.00% + CAS + 3M SOFR	62,179	81,297
INT Towers Limited	134.1B	NGN	Jan'23	Jan'28	2.50% + MPR, 18% - 27% collar	91,594	186,302
I-Systems Soluções de Infraestrutura S.A.	400.0M	BRL	Oct'22	Oct'30	2.45%- 2.50% + CDI	61,403	84,305

Revolving Credit Facilities and overdrafts(a)
IHS Holding Limited	300.0M	USD	Mar'20	Oct'26	3.00% + CAS + 3M SOFR	—	—
IHS Nigeria Limited	55.0B	NGN	Jan'23	Jan'26	2.50% + MPR, 18% - 27% collar	—	—
IHS Towers South Africa Proprietary Limited	—	ZAR	Oct'23	Dec'24	PRIME minus 0.25%	—	675

Letters of Credit(a)
IHS Nigeria	356.5M	USD	Feb'22	Mar'25	12.00% - 15.75%	6,856	319,454
						3,347,949	3,510,847
(a)	Principal amount for revolving credit facilities, overdrafts and letters of credit are the available facilities at December 31, 2024.

All Group borrowings (except letters of credit) contain customary affirmative and negative covenants, events of default and financial covenant ratios (generally tested quarterly, with some exceptions). The borrowing entity may also voluntarily prepay its utilizations and/or cancel all or part of the available commitments on these borrowings by giving notice. Mandatory cancellation and full or partial prepayment may be required in certain circumstances including events of default. The majority of borrowings are supported by intercompany guarantees or secured by pledges over certain assets.

Financing activities and liquidity during the reporting period

The Group is in compliance with its debt covenants related to the listed bonds and covenants related to external borrowings as of December 31, 2024. Approximate U.S. dollar equivalent values for non-USD denominated facilities stated below are translated from the currency of the debt at the relevant exchange rates on December 31, 2024.

(i)CIV (2023) Term Loan

In February 2024, a first draw down of €56.1 million (approximately $58.4 million) and XOF 7,109.0 million (approximately $11.3 million) was made by IHS Côte d’Ivoire S.A. under the CIV (2023) Term Loan. These proceeds were applied towards, inter alia, the full prepayment of the entity’s pre-existing borrowings maturing in June 2024 and for general corporate purposes.

In June 2024, the remaining €31.9 million (approximately $33.2 million) and XOF 4,042.3 million (approximately $6.4 million) were drawn down on this term loan. These proceeds were applied towards, inter alia, the full prepayment of the entity’s existing borrowings maturing in June 2024 and for general corporate purposes.

(ii)	IHS Brasil - Cessão de Infraestruturas S.A. and I-Systems Soluções de Infraestrutura S.A. 2024 Debentures

In June 2024, IHS Brasil - Cessão de Infraestruturas S.A. and I-Systems Soluções de Infraestrutura S.A. issued debentures for BRL 300.0 million (approximately $48.6 million) and BRL 160.0 million (approximately $25.9 million), respectively. These debentures amortize, starting from July 2026 and November 2026, semi-annually until maturity in June 2032 and May 2032, respectively.

Both debentures are secured by a pledge over the bank account where the companies’ receivables are deposited. In addition, the IHS Brasil - Cessão de Infraestruturas S.A. debentures are secured by a pledge over all shares owned by IHS Netherlands BR B.V. in IHS Brasil - Cessão de Infraestruturas S.A.

(iii)Nigeria (2023) Term Loan and Nigeria (2023) Revolving Credit Facility

In August 2024, the interest rate cap on the NGN 165.0 billion (approximately $106.7 million) loan and the NGN 55.0 billion (approximately $35.6 million) facility, both entered into in January 2023, was increased from 24% to 27%.

(iv)IHS Holding 2024 Dual-Tranche Term Loan

In October 2024, IHS Holding Limited entered into and drew down on a dual-tranche $255.0 million and ZAR 3,246.0 million loan agreement (together totaling approximately $427.6 million). This syndicated facility is scheduled to terminate in October 2029. The majority of the proceeds were applied toward the repayment of the IHS Holding (2022) Bullet Term Loan and general corporate purposes.

(v)	IHS Holding (2022) Bullet Term Loan

In March 2024, the available commitments under the Company’s October 2022 loan facility were voluntarily reduced by $70.0 million and the remaining available commitments of $60.0 million were drawn down in April 2024, with the proceeds applied towards general corporate purposes, resulting in the facility being fully drawn at $430.0 million.

This drawn amount of $430.0 million was fully prepaid in October 2024 using the proceeds received from the IHS Holding 2024 Dual-Tranche Term Loan.

(vi)IHS Holding 2024 Notes Issuance

In November 2024, IHS Holding Limited issued $550.0 million 7.875% Senior Notes due 2030 (the “2030 Notes”) and $650.0 million 8.250% Senior Notes due 2031 (the “2031 Notes”, and together with the 2030 Notes, the “IHS Holding 2030/31 Notes”), guaranteed by IHS Netherlands Holdco B.V., IHS Netherlands NG1 B.V., IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., IHS Nigeria Limited, IHS Towers NG Limited, INT Towers Limited and INT Towers NG Finco 1 Plc.

The proceeds of the issuance of the IHS Holding 2030/31 Notes were used to partially redeem the principal amount of the 2026 Notes and 2027 Notes and fully prepay the IHS Holding (2024) Term Loan (including accrued and unpaid interest), fees and expenses related to the offering of the notes, and for general corporate purposes. The IHS Holding 2030/31 Notes pay interest semi-annually in arrear and the principal is repayable in full on maturity.

(vii)IHS Holding 2021 Notes Issuance

In November 2024, the 2026 Notes were partially redeemed, in an aggregate principal amount outstanding of $300.0 million following the issuance of the IHS Holding 2030/31 Notes and as of December 31, 2024, the aggregate principal amount outstanding on the IHS Holding 2026/28 Notes is $700.0 million.

(viii)IHS Netherlands Holdco B.V. Notes

In November 2024 and December 2024, the 2027 Notes were partially redeemed, in an aggregate principal amount outstanding of $654.0 million following the issuance of the IHS Holding 2030/31 Notes and as of December 31, 2024, the aggregate principal amount outstanding on the 2027 Notes was $286.0 million.

(ix)IHS Holding (2024) Term Loan

In March 2024, the Company entered into a $270.0 million loan agreement with Standard Chartered Bank (Singapore) Limited as the original lender. This facility was scheduled to terminate in March 2026 and was repayable in installments.

This facility was fully drawn in March 2024 and the majority of the proceeds were applied toward the repayment of the Letter of Credit Facilities in Nigeria. In November 2024, this facility was fully prepaid using the proceeds received from the IHS Holding 2030/31 Notes.

(x)IHS Kuwait Facility

IHS Kuwait Limited was sold as part of the Kuwait Disposal that completed in December 2024.

(xi)IHS South Africa Overdraft

This overdraft facility, entered into in October 2023, expired in December 2024.

Letters of credit

The Group has utilized letters of credit for its Nigerian entities to fund capital and operational expenditure with suppliers. This utilization has significantly reduced in the year ended December 31, 2024, compared to the prior year. Letters of credit are presented within Borrowings and as of January 1, 2024, and December 31, 2024, all the suppliers had received payment.

Below are further details by entity as of December 31, 2024:

●	IHS Nigeria Limited has utilized $2.0 million (2023: $98.9 million) through funding under agreed letters of credit. These letters mature on March 31, 2025 (2023: March 31, 2024) and their interest rates range from 12.00% to 15.55% (2023: 12.00% to 15.55%).
●	INT Towers Limited has utilized $4.8 million (2023: $219.4 million) through funding under agreed letters of credit. These letters mature on March 31, 2025 (2023: March 31, 2024) and their interest rates range from 12.00% to 15.75% (2023: 12.00% to 15.75%).
●	Global Independent Connect Limited has utilized $0.1 million (2023: $1.1 million) through funding under agreed letters of credit. These letters mature on March 31, 2025 (2023: March 31, 2024) and their interest rates range from 15.25% to 15.28% (2023: 13.25% to 15.49%).
●	IHS Towers NG Limited has utilized no funding (2023: $0.02 million) under agreed letters of credit. These letters matured on March 31, 2024, and incurred interest at a rate of 15.49%.

The range of payment due date for liabilities that are part of the arrangement is up to 5 days after invoice date and for comparable trade payables that are not part of an arrangement is up to 30 days after invoice date.